Premises and equipment (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Premises and equipment disclosures
Buildings and improvements	SFr 1,413	SFr 1,595
Land	294	347
Leasehold improvements	1,712	1,752
Software	6,190	5,715
Equipment	1,162	1,136
Premises and equipment	10,771	10,545
Accumulated depreciation	(6,359)	(6,015)
Total premises and equipment, net	4,412	4,530
Depreciation and impairment
Depreciation	844	745	SFr 770
Impairment	3	SFr 8	SFr 33
Amortization and impairment on right-of-use assets	SFr 279